Income tax expense	12 Months Ended
Dec. 31, 2021
Income tax expense
Income tax expense

24.Income tax expense

The income tax expense for the year can be reconciled to the accounting loss as follows:

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Loss before taxes	$399,743	$605,352	$175,919
Income tax calculated at 25%	99,936	151,338	43,980
Effect of expenses and gains that are not deductible in determining taxable results	(34,366)	(12,813)	(8,625)
Effect of stock issue expenses that are not deductible in determining taxable results	14,119	14,139	6,363
Effect of concessions	13,413	7,900	635
Effect of tax losses carried forward not recognized	(44,232)	(116,711)	(12,952)
Effect of different tax rates in jurisdictions in which the company operates	(2,084)	(195)	(58)
Deferred tax asset other than loss carryforwards not recognized	(50,389)	(45,601)	(30,336)
Withholding tax paid	(5,076)	—	—
(Underprovided)/overprovided in prior years	398	(1,014)	(4,310)
Other	(241)	(146)	15
Income tax expense recognized in the consolidated statements of profit or loss	$(8,522)	$(3,103)	$(5,289)

The tax rate used for the 2021, 2020 and 2019 reconciliations above is the corporate income tax rate of 25% payable by corporate entities in the Netherlands.

The unrecognized deferred tax asset on unused tax losses amounts to $203.8 million on December 31, 2021, compared to $174.2 million on December 31, 2020. Deferred tax have been measured using the effective rate that will apply in Belgium and the Netherlands (25%). The Company has unused tax losses carried forward for an amount of $815.3 million on December 31, 2021, compared to $696.7 million on December 31, 2020. This, combined with other temporary differences, resulted in a net deferred tax asset position. Due to the uncertainty surrounding the Company’s ability to realize taxable profits in the future, the Company did not recognize any deferred tax assets, with the exception of those further detailed in note 8.

As a company active in research and development in Belgium, we expect to benefit from the innovation income deduction, or IID, in Belgium. The innovation income deduction regime allows net profits attributable to revenue from among others patented products to be taxed at a lower effective tax rate than other revenues. At the end of 2021 and 2020, we had $161.5 million and $52.1 million of carry-forward IID in Belgium.

Income taxes were directly recognized in the income statement can be detailed as follows:

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Current year	$15,224	$7,847	$5,289
Income tax prior years	(398)	1,732	—
Current tax expense	14,826	9,579	5,289

Originating and reversal of temporary differences	(6,304)	(6,476)	—
Deferred tax expense / (income)	(6,304)	(6,476)	—

Total tax expense	$8,522	$3,103	$5,289